UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



      Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Theleme Partners LLP

Address:  15 Davies Street
          London
          W1K 3AG
          England

13F File Number: 028-14308

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Patrick Degorce
Title:  Principal
Phone:  44-020-7150-1400


Signature, Place and Date of Signing:

 /s/ Patrick Degorce           London, England              February 14, 2013
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   13

Form 13F Information Table Value Total:  $1,293,861
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number                 Name


1.         028-14311          Theleme Master Fund Ltd.

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

                                                     FORM 13F INFORMATION TABLE
                                                         December 31, 2012




COLUMN 1                        COLUMN 2  COLUMN 3    COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8

                                 TITLE                VALUE       SHRS OR   SH/ PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS     CUSIP     (X1000)     PRN AMT   PRN CALL  DISCRETION  MANAGERS   SOLE       SHARED  NONE
AMERICAN EXPRESS CO             COM       025816109   139,446    2,426,000  SH          DEFINED    1          2,426,000
CANADIAN PAC RY LTD             COM       13645T100   124,818    1,228,277  SH          DEFINED    1          1,228,277
CME GROUP INC                   COM       12572Q105   120,823    2,384,500  SH          DEFINED    1          2,384,500
DOLLAR GEN CORP NEW             COM       256677105   108,197    2,454,000  SH          DEFINED    1          2,454,000
FORTUNE BRANDS HOME & SEC IN    COM       34964C106    36,313    1,242,751  SH          DEFINED    1          1,242,751
LOWES COS INC                   COM       548661107    83,827    2,359,993  SH          DEFINED    1          2,359,993
MASCO CORP                      COM       574599106    37,752    2,266,002  SH          DEFINED    1          2,266,002
MOHAWK INDS INC                 COM       608190104    71,725      792,800  SH          DEFINED    1            792,800
NEWELL RUBBERMAID INC           COM       651229106    84,780    3,806,900  SH          DEFINED    1          3,806,900
NEWS CORP                       CL A      65248E104    69,408    2,720,800  SH          DEFINED    1          2,720,800
TEMPUR PEDIC INTL INC           COM       88023U101    51,422    1,632,957  SH          DEFINED    1          1,632,957
WELLS FARGO & CO NEW            COM       949746101   300,410    8,789,047  SH          DEFINED    1          8,789,047
WELLS FARGO & CO NEW            COM       949746101    64,942    1,900,000      CALL    DEFINED    1          1,900,000


SK 26816 0001 1353254